Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Aug. 31, 2014
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 52,501	$ 67,159
Teekay Tanker Operations Ltd [Member]
Related Party Transaction [Line Items]
Equity Method Investment, Ownership Percentage	50.00%		50.00%
Pool Managers [Member]
Related Party Transaction [Line Items]
Working capital advanced to Pool Managers	$ 40,800	$ 46,800